Income Taxes - Tax-Related Interest Receivable and Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax-related interest receivable (payable)		$ 6